Property, Plant and Equipment, net (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	September 30, 2012	December 31, 2011
Land	$12,292	$11,059
Land improvements	63,268	15,748
Buildings and improvements	112,182	23,677
Plant and equipment	157,970	68,441
Vehicles	2,526	1,235
Computer software	5,067	3,002
Furniture and fixtures	733	464
Construction in progress (a)	1,006,632	436,547
Capital Leases	15,658	—
Mineral properties	24,399	24,692
Property, plant and equipment at cost	1,400,727	584,865
Less accumulated depreciation	(37,283)	(23,237)
Property, plant and equipment, net	$1,363,444	$561,628

(a)	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.

	December 31, 2011	December 31, 2010
Land	$11,059	$800
Land improvements (15 years)	15,748	15,415
Buildings and improvements (4 to 27 years)	23,677	6,892
Plant and equipment (2 to 12 years)	68,441	19,560
Vehicles (7 years)	1,235	1,049
Computer software (5 years)	3,002	1,563
Furniture and fixtures (5 years)	464	170
Construction in progress	436,547	34,809
Mineral properties	24,692	23,968
Property, plant and equipment at cost	584,865	104,226
Less accumulated depreciation	(23,237)	(10,260)
Property, plant and equipment, net	$561,628	$93,966